Share capital - Summary of reconciliation of number of shares outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance at the beginning of the year	832,146,748	717,988,732
Share issue (in lieu of Board compensation)	535,583	441,982
Share issue (in lieu of cash compensation)		4,318,523
Share issue (exercise of subscription rights)	1,767,606
Share issue (Employee Share Purchase Plan)	2,946,019	1,527,917
Balance at the ending of the year	1,010,388,454	832,146,748
Private Placement One [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		65,341,413
Private Placement Two [Member]
Disclosure of classes of share capital [line items]
Private placement of shares		42,528,181
Private Placement Three [Member]
Disclosure of classes of share capital [line items]
Private placement of shares	83,214,674
Private Placement Four [Member]
Disclosure of classes of share capital [line items]
Private placement of shares	89,777,824